Lease - Schedule of Minimum Future Lease Payments under Non-Cancellable Operating Leases (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Minimum Future Lease Payments under Non-Cancellable Operating Leases [Line Items]
Total future lease payments	$ 389,030
Less: present value discount	(8,770)
Total operating lease liabilities	380,260	$ 499,515
By March 31, 2026 [Member]
Schedule of Minimum Future Lease Payments under Non-Cancellable Operating Leases [Line Items]
Total future lease payments	322,704
By March 31, 2027 [Member]
Schedule of Minimum Future Lease Payments under Non-Cancellable Operating Leases [Line Items]
Total future lease payments	61,224
By March 31, 2028 [Member]
Schedule of Minimum Future Lease Payments under Non-Cancellable Operating Leases [Line Items]
Total future lease payments	$ 5,102